Basic and diluted loss per share (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recovery of fair value of liability classified awards	$ 5	$ 890	$ 0